Supplemental consolidated statements of income information	12 Months Ended
Mar. 31, 2021
Other Income and Expenses [Abstract]
Supplemental consolidated statements of income information
20.	Supplemental consolidated statements of income information

(1)	Other operating (income) expense, net
Sony records transactions in other operating (income) expense, net due to either the nature of the transaction or in consideration of factors including the relationship to Sony’s core operations.
Other operating (income) expense, net is comprised of the following:

	Yen in millions
	March 31
	2019	2020	2021
Gain on remeasurement of EMI shares *1	(116,939)	—	—
Gain on remeasurement and sale of SRE shares *2	—	(17,266)	—
Gain on remeasurement of AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd. shares *3	—	(1,827)	—
(Gain) loss on purchase/sale of interests in subsidiaries and affiliates, net	(1,557)	(12,801)	(16,895)
(Gain) loss on sale, disposal or impairment of assets, net* 4	46,928	29,778	23,835
Other	—	(1,495)	528

	(71,568)	(3,611)	7,468

*1	Refer to Notes 5 and 24.

*2	Refer to Note 5.

*3	Refer to Notes 5 and 24.

*4	Refer to Notes 9, 13 and 19.

(2)	Research and development costs
Research and development costs charged to cost of sales for the fiscal years ended March 31, 2019, 2020 and 2021 were 481,202 million yen, 499,290 million yen and 525,175 million yen, respectively.

(3)	Advertising costs
Advertising costs included in selling, general and administrative expenses for the fiscal years ended March 31, 2019, 2020 and 2021 were 385,500 million yen, 359,458 million yen and 260,068 million yen, respectively.

(4)	Shipping and handling costs
Shipping and handling costs for finished goods included in selling, general and administrative expenses for the fiscal years ended March 31, 2019, 2020 and 2021 were 51,757 million yen, 46,196 million yen and 82,708 million yen, respectively, which included the internal transportation costs of finished goods.